Financial instruments with off-balance sheet credit risk	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
19.	Financial instruments with off-balance sheet credit risk

In the normal course of business, to meet the financing needs of its customers, the Bank is party to financial instruments with off-balance sheet credit risk. These financial instruments involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. Credit risk represents the possibility of loss resulting from the failure of a customer to perform in accordance with the terms of a contract.

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

	December 31,
	2014	2013
Confirmed letters of credit	89,752	221,963
Stand-by letters of credit and guaranteed – Commercial risk	137,817	137,285
Credit commitments	158,549	121,175
	386,118	480,423

As of Decembet 31, 2014, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

Maturities	Amount
Within 1 year	292,720
From 1 to 2 years	41,269
From 2 to 5 years	51,551
More than 5 years	578
386,118

As of December 31, 2014 and 2013 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

	December 31,
	2014	2013
Country:
Argentina	-	295
Bolivia	-	80
Brazil	19,698	22,567
Chile	27,802	-
Colombia	53,874	38,545
Costa Rica	-	897
Dominican Republic	14,806	108
Ecuador	86,436	153,072
El Salvador	25	25
Guatemala	37,988	43,548
Honduras	412	412
Jamaica	415	338
Mexico	64,324	20,969
Netherlands	-	17,833
Panama	20,675	96,943
Paraguay	418	2
Peru	16,225	41,063
Switzerland	1,000	1,000
United Kingdom	-	70
Uruguay	40,946	40,946
Venezuela	1,074	1,710
	386,118	480,423

Letters of credit and guarantees

The Bank, on behalf of its client base, advises and confirms letters of credit to facilitate foreign trade transactions. When confirming letters of credit, the Bank adds its own unqualified assurance that the issuing bank will pay and that if the issuing bank does not honor drafts drawn on the credit, the Bank will. The Bank provides stand-by letters of credit and guarantees, which are issued on behalf of institutional customers in connection with financing between its customers and third parties. The Bank applies the same credit policies used in its lending process, and once issued the commitment is irrevocable and remains valid until its expiration. Credit risk arises from the Bank's obligation to make payment in the event of a customer’s contractual default to a third party. Risks associated with stand-by letters of credit and guarantees are included in the evaluation of the Bank’s overall credit risk.

Credit commitments

Commitments to extend credit are binding legal agreements to lend to customers. Commitments generally have fixed expiration dates or other termination clauses and require payment of a fee to the Bank. As some commitments expire without being drawn down, the total commitment amounts do not necessarily represent future cash requirements.